Non-current assets held for sale (Details) € in Thousands, ¥ in Thousands				12 Months Ended
	Jul. 05, 2024 EUR (€)	Jun. 18, 2024 CNY (¥)	Jun. 18, 2024 EUR (€)	Dec. 31, 2024 EUR (€)	Dec. 31, 2023 EUR (€)	Dec. 29, 2023 CNY (¥)
Grifols Diagnostic Solutions, Inc.
Noncurrent Assets Or Disposal Groups Classified As Held For Sales [Line Item]
Increase in non-controlling interests in subsidiary from loss of indirect ownership interests through associate				€ 507,803
Shanghai RAAS Blood Products Co., Ltd.
Noncurrent Assets Or Disposal Groups Classified As Held For Sales [Line Item]
Percentage of interest in SRAAS remaining			6.58%	6.58%
Fair value of remaining ownership interests			€ 434,481
Unrealized Gain (Loss)	€ 68,414
Shanghai RAAS Blood Products Co., Ltd. | Grifols Diagnostic Solutions, Inc.
Noncurrent Assets Or Disposal Groups Classified As Held For Sales [Line Item]
Increase in non-controlling interests in subsidiary from loss of indirect ownership interests through associate			507,803
Shanghai RAAS Blood Products Co., Ltd.
Noncurrent Assets Or Disposal Groups Classified As Held For Sales [Line Item]
Equity interest agreed to sell						20.00%
Percentage of sales				20.00%
Consideration upon sale | ¥						¥ 12,500,000
Non-current asset held for sale					€ 1,089,856
Net of taxes paid		¥ 12,163,730	1,564,256
Proceeds deposited into bank account	1,559,943
Recognizing a foreign exchange	17,790
Financial gain from the derivative	€ 13,476
Percentage of interest in SRAAS remaining				6.58%
Fair value of remaining ownership interests			434,481
Increase in non-controlling interests in subsidiary from loss of indirect ownership interests through associate			€ 507,803